ACQUISITION OF TOWERTHREE WIRELESS DEL ECUADOR SA (Schedule of Assets Acquired and Liabilities Assumed) (Details) - T3 Ecuador [Member]	Sep. 20, 2021 CAD ($)
Fair value of T3 Ecuador net assets acquired
Cash	$ 1,296
Taxes receivable	9,012
Property and equipment	74,067
Intangible asset	1,624
Accounts payable	(399)
Loans from related parties	(84,680)
Total fair value of T3 Ecuador net assets acquired	$ 920